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                                                                     RULE 497(e)
                                                                       333-62662

                               THE DIRECT ANNUITY

                                    Issued by
                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                   Through Its
                           AMERICAN SEPARATE ACCOUNT 5

               https://secure.americanlifeny.com/annuity/begin.cfm

                         Supplement Dated April 8, 2002
                                     to the
                       Prospectus Dated December 13, 2001


Effective April 8, 2002, the AIM V.I. Subaccounts will no longer be offered as investment options under the Contract and are closed to new Contributions and transfers from other Subaccounts and from the General Account: Aggressive Growth; Balanced; Basic Value; Blue Chip; Capital Appreciation; Capital Development; Dent Demographic Trends; Diversified Income; Global Utilities; Government Securities; Growth; Growth and Income; High Yield; International Equity; Mid Cap Equity; Money Market; New Technology; and Value (collectively, the "AIM V.I. Subaccounts"). Accordingly, you cannot allocate any order to the AIM V.I. Subaccounts. Please disregard all references in the Prospectus to the AIM V.I. Subaccounts.

If you have any questions about this Supplement, you can click on the "Get Live Help" link on our web site to initiate a live chat. Or, you can e-mail us at service@americanlifeny.com or call us at (800) 853-1968 and we will answer as promptly as we can.

     You may consider printing this Supplement and keeping it for future reference.
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                           MORGAN, LEWIS & BOCKIUS LLP
                            1111 Pennsylvania Avenue
                              Washington, DC 20004

                                  April 8, 2002

BY EDGAR TRANSMISSION

Filing Desk
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

   Re:      The American Separate Account 5
            The American Life Insurance Company of New York
            Filing Pursuant to Rule 497(e) under the Securities Act of 1933 File Nos. 333-62662; 811-10409
            ------------------------------

Ladies and Gentlemen:

     On behalf of The American Life Insurance Company of New York and The American Separate Account 5, enclosed for filing with the Securities and Exchange Commission via EDGAR transmission is a supplement, dated April 8, 2002, to the prospectus, dated December 13, 2001, which prospectus was filed with the Commission in post-effective amendment no. 1 to the registration statement on Form N-4. This filing is being made pursuant to paragraph (e) of Rule 497 under the Securities Act of 1933.

     If you have any questions, please do not hesitate to contact me at
(202) 739-5450 or my colleague Chris Menconi at (202) 739-5896.

Sincerely,

/s/ Michael Berenson

Michael Berenson

cc:      John R. McGeeney, Esq.
         Craig A. Hawley, Esq.
         Christopher D. Menconi, Esq.

Enclosure



1-WA/1779093.1